Debt and Credit Facilities - Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Debt and Credit Facilities
Total credit facilities	$ 6,595
Credit facilities supporting standby letters of credit	(811)
Total unutilized credit facilities	5,784
Available lines of credit for liquidity purposes	5,475	$ 4,957
Fully revolving and expiring in 2028
Debt and Credit Facilities
Total credit facilities	2,810
Fully revolving and expiring in 2027
Debt and Credit Facilities
Total credit facilities	2,665
Can be terminated at any time at the option of the lenders
Debt and Credit Facilities
Total credit facilities	$ 1,120